Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Profit / (Loss) Before Income Taxes
The Company’s loss before income taxes consists of:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cayman Islands	(16,716)	(31,966)	(23,555)	(3,696)
British Virgin Islands	(30)	(27)	(2)	—
Hong Kong	(3,097)	(1,790)	(1,564)	(245)
China	(89,836)	(191,206)	(115,431)	(18,114)

Total loss before income taxes	(109,679)	(224,989)	(140,552)	(22,055)

Summary of Composition of Income Tax Expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current income tax expense	(162)	(86)	(32)	(5)
Deferred tax benefit	—	—	—	—

Total income tax expense	(162)	(86)	(32)	(5)

Summary of Reconciliation Between Expenses of Income Taxes
Reconciliation between the expense of income taxes computed by applying the statutory tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Loss before income tax	(224,989)	(140,552)	(22,055)
Income tax expense computed at PRC statutory rate (25%)	(56,247)	(35,138)	(5,514)
International tax rate differential	8,151	6,023	945
Preferential tax rate	21,963	21,437	3,364
Deferred tax items tax rate differential	(23,337)	(22,935)	(3,599)
Research and development super-deduction	(27,455)	(32,595)	(5,115)
Non-deductible expenses	7,132	8,092	1,270
Deferred tax expenses	347	—	—
Recognition of prior year tax loss/ Expired prior year tax loss	3,382	(4,851)	(761)
Changes in valuation allowance	66,150	59,999	9,415

Income tax expense	86	32	5

Summary of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets
Provision for doubtful debts	23,418	27,327	4,288
Accrued expense	10,841	12,923	2,028
Net operating loss carry forward	164,559	218,042	34,216
Government grant related to assets	684	1,411	221
Property and equipment depreciation	144	—	—
Estimated liabilities	7	—	—
Less: Valuation allowance	(188,119)	(248,118)	(38,935)
Total deferred tax assets	11,534	11,585	1,818
Deferred tax liabilities
Property and equipment depreciation	—	(867)	(136)
Net unrealized gain on equity investments held	(3,564)	(3,564)	(559)
Unrealized loan interest income	(7,970)	(7,154)	(1,123)
Total deferred tax liabilities	(11,534)	(11,585)	(1,818)
Net deferred tax assets	—	—	—
Net deferred tax liabilities	—	—	—